UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                    07/20/09
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        125
                                         --------------
Form 13F Information Table Value Total:  $ 3,994,201
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535201     1970    66055 SH       Sole                    66055
Abbott Laboratories            COM              002824100   113420  2411146 SH       Sole                  2407777              3369
Acco Brands Corp               COM              00081T108     2542   901509 SH       Sole                   901509
Afflilated Managers Group      COM              008252108      788    13535 SH       Sole                    13535
AFLAC Inc.                     COM              001055102      280     9000 SH       Sole                     9000
Airtran Hldgs Inc.             COM              00949P108    12499  2019169 SH       Sole                  2015239              3930
Alleghany Corp (Delaware) Cmn  COM              017175100     2589     9552 SH       Sole                     9552
Alliance Data Systems Corp     COM              018581108    65481  1589726 SH       Sole                  1587690              2036
Allstate Corp                  COM              020002101    11095   454709 SH       Sole                   454709
American Express Co.           COM              025816109    59529  2561509 SH       Sole                  2557900              3609
Anadarko Petroleum             COM              032511107   142923  3148785 SH       Sole                  3145507              3278
Analogic Corp                  COM              032657207     4245   114876 SH       Sole                   114876
Apache Corporation             COM              037411105   160439  2223683 SH       Sole                  2220688              2995
Apogee Enterprises             COM              037598109     7439   604790 SH       Sole                   604790
Assurant Inc                   COM              04621X108    25767  1069601 SH       Sole                  1069601
Avery Dennison Corp.           COM              053611109    46605  1814849 SH       Sole                  1814849
Bank of New York Mellon Corp   COM              064058100    23768   810913 SH       Sole                   810913
Baxter International           COM              071813109    60720  1146534 SH       Sole                  1143939              2595
BE Aerospace, Inc.             COM              073302101    10587   737265 SH       Sole                   737265
Berry Pete Co Cl A             COM              085789105     4735   254705 SH       Sole                   254705
Black & Decker Corp.           COM              091797100    38773  1352876 SH       Sole                  1352876
Brinks Company                 COM              109696104     6921   238425 SH       Sole                   238425
Brinks Home Security Holdings  COM              109699108     4564   161225 SH       Sole                   161225
Callaway Golf Co               COM              131193104     5258  1037095 SH       Sole                  1037095
Cardinal Health Inc            COM              14149Y108    63020  2062850 SH       Sole                  2058385              4465
Charming Shoppes               COM              161133103     4063  1092220 SH       Sole                  1092220
Chattem Inc.                   COM              162456107    12766   187460 SH       Sole                   187460
Cimarex Energy Co              COM              171798101    35000  1235020 SH       Sole                  1232950              2070
Cisco Systems                  COM              17275R102    84608  4539031 SH       Sole                  4532136              6895
City National Corp             COM              178566105     8094   219765 SH       Sole                   219765
Cleco Corporation              COM              12561w105     9508   424090 SH       Sole                   424090
Comerica Inc                   COM              200340107      416    19660 SH       Sole                    19660
Conagra Foods Inc              COM              205887102    90698  4758550 SH       Sole                  4748949              9601
CSG Systems International      COM              126349109     6595   498145 SH       Sole                   498145
Del Monte Foods                COM              24522P103     8388   894260 SH       Sole                   894260
Dell Computer                  COM              24702R101    58177  4237233 SH       Sole                  4237233
Devon Energy Corp              COM              25179M103   130601  2396349 SH       Sole                  2392233              4116
Discover Financial Services    COM              254709108      727    70831 SH       Sole                    70831
Dominion Resources Inc. /VA    COM              25746U109   104250  3119376 SH       Sole                  3114986              4390
Dover Corp                     COM              260003108    86579  2616471 SH       Sole                  2611135              5336
Encore Acquisition Co          COM              29255W100    18500   599673 SH       Sole                   599673
Energen Corp                   COM              29265N108     2673    66980 SH       Sole                    66980
Fedex Corp.                    COM              31428X106     8819   158565 SH       Sole                   158565
Fifth Third Bancorp            COM              316773100     1779   250605 SH       Sole                   250605
First Financial Holdings Inc.  COM              320239106       94    10000 SH       Sole                    10000
First State Bancorporation     COM              336453105     1397   723735 SH       Sole                   723735
Flower Foods Inc               COM              343498101     9664   442474 SH       Sole                   442474
Fluor Corp                     COM              343412102    49406   963268 SH       Sole                   963268
General Mills Inc              COM              370334104    76824  1371362 SH       Sole                  1369315              2047
Hanesbrands Inc.               COM              410345102    40100  2671564 SH       Sole                  2665036              6528
Hanover Insurance Group Inc    COM              410867105    10368   272060 SH       Sole                   272060
Harley Davidson                COM              412822108      596    36790 SH       Sole                    36790
Hartford Financial Services    COM              416515104      239    20095 SH       Sole                    20095
Helmerich & Payne Inc          COM              423452101     7496   242825 SH       Sole                   242825
Hornbeck Offshore Services     COM              440543106     7356   343880 SH       Sole                   343880
HUB Group Inc - CL A           COM              443320106     7895   382495 SH       Sole                   382495
Huntington Bancshares Inc      COM              446150104     8117  1941962 SH       Sole                  1941962
Illinois Tool Works            COM              452308109    82638  2213116 SH       Sole                  2208783              4333
inVentiv Health Inc.           COM              46122E105     5789   427900 SH       Sole                   427900
IStar Financial Inc            COM              45031U101      402   141385 SH       Sole                   141385
JAKKS Pacific Inc              COM              47012e106     3731   290778 SH       Sole                   290778
Johnson & Johnson              COM              478160104    77373  1362192 SH       Sole                  1360235              1957
JP Morgan Chase & Co.          COM              46625H100     2730    80047 SH       Sole                    80047
K-Swiss                        COM              482686102     5610   660005 SH       Sole                   660005
Kaydon Corp                    COM              486587108     6515   200105 SH       Sole                   200105
Kimberly Clark Corp.           COM              494368103    32951   628472 SH       Sole                   628472
Kla-Tencor Corporation         COM              482480100    72136  2856858 SH       Sole                  2852060              4798
Lance Inc.                     COM              514606102     4938   213491 SH       Sole                   213491
LaSalle Hotel                  COM              517942108     3016   244410 SH       Sole                   244410
Leucadia National Corp         COM              527288104     7091   336240 SH       Sole                   336240
Lifepoint Hospitals, Inc.      COM              53219L109     9538   363365 SH       Sole                   363365
Lufkin Inds Inc                COM              549764108     5207   123825 SH       Sole                   123825
Marsh & McLennan Cos           COM              571748102    27299  1356151 SH       Sole                  1356151
McDonald's Corporation         COM              580135101    81165  1411807 SH       Sole                  1410131              1676
Medtronic Incorporated         COM              585055106   135395  3880611 SH       Sole                  3874836              5775
Microsoft Corp.                COM              594918104   109496  4606482 SH       Sole                  4598654              7828
Mid-America Apt Cmntys         COM              59522J103     5379   146533 SH       Sole                   146533
Morgan Stanley                 COM              617446448      495    17350 SH       Sole                    17350
Newbridge Bancorp              COM              65080T102      107    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     4335    73520 SH       Sole                    73520
Occidental Petroleum Corp      COM              674599105   161826  2458987 SH       Sole                  2456121              2866
Old Republic Int'l Corp.       COM              680223104    20767  2108360 SH       Sole                  2108360
Orbitz Worldwide Inc.          COM              68557K109     2071  1089915 SH       Sole                  1089915
Parker Hannifin Corp           COM              701094104    71001  1652717 SH       Sole                  1650495              2222
Paychex                        COM              704326107     1345    53375 SH       Sole                    53375
Pepsico                        COM              713448108    79371  1444159 SH       Sole                  1442704              1455
Pfizer Inc.                    COM              717081103    78669  5244593 SH       Sole                  5235864              8729
PNC Financial Services         COM              693475105     1189    30640 SH       Sole                    30640
Priceline.Com Inc Cmn          COM              741503403     2389    21415 SH       Sole                    21415
Procter & Gamble               COM              742718109   106465  2083459 SH       Sole                  2080664              2795
Prudential Financial           COM              744320102     1814    48750 SH       Sole                    48750
Redwood Trust Inc.             COM              758075402     5099   345485 SH       Sole                   345485
ResCare                        COM              760943100     7859   549605 SH       Sole                   549605
Ruddick Corp                   COM              781258108     7168   305920 SH       Sole                   305920
Schering Plough Corp           COM              806605101    69117  2751487 SH       Sole                  2747095              4392
Seacoast BKG Corp.             COM              811707306       58    23920 SH       Sole                    23920
South Financial Group          COM              837841105      422   354970 SH       Sole                   354970
Southwest Airlines             COM              844741108    34336  5101973 SH       Sole                  5101973
Southwestern Energy Co         COM              845467109    29254   752993 SH       Sole                   750964              2029
State Street Corp.             COM              857477103      425     9010 SH       Sole                     9010
Steiner Leisure LTD            COM              P8744Y102    19799   648518 SH       Sole                   648518
Steris Corporation             COM              859152100     6596   252905 SH       Sole                   252905
Suntrust Banks                 COM              867914103    62552  3802559 SH       Sole                  3796294              6265
Synovus Financial Corp.        COM              87161C105      144    48212 SH       Sole                    48212
Sysco Corp.                    COM              871829107    68445  3044701 SH       Sole                  3038601              6100
Taylor Capital Group           COM              876851106      873   127406 SH       Sole                   127406
Texas Instruments              COM              882508104    55715  2615717 SH       Sole                  2615717
Toro Company                   COM              891092108    13035   435950 SH       Sole                   435950
Transocean LTD                 COM              H8817H100    31379   422391 SH       Sole                   422391
Travelers Companies            COM              89417E109    84709  2064068 SH       Sole                  2061161              2907
Trinity Industries Inc         COM              896522109    23037  1691423 SH       Sole                  1687591              3832
UGI Corp                       COM              902681105     8757   343530 SH       Sole                   343530
United Fire & Casualty Co      COM              910331107     3757   219044 SH       Sole                   219044
United Technologies            COM              913017109   126474  2434070 SH       Sole                  2429714              4356
UnitedHealth Group Inc         COM              91324P102    89357  3577125 SH       Sole                  3571095              6030
US Bancorp                     COM              902973304    40479  2258858 SH       Sole                  2252186              6672
Verigy Ltd                     COM              Y93691106    26801  2202217 SH       Sole                  2195882              6335
Waters Corp.                   COM              941848103    10539   204755 SH       Sole                   204755
Wells Fargo & Co.              COM              949746101    54594  2250360 SH       Sole                  2245714              4646
WGL Holdings Inc               COM              92924F106     9626   300609 SH       Sole                   300609
Whiting Petroleum Corp.        COM              966387102     7409   210730 SH       Sole                   210730
XL Capital                     COM              G98255105    30785  2686295 SH       Sole                  2686295
XTO Energy Inc                 COM              98385X106    85934  2253117 SH       Sole                  2253117
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      201    11000 SH       Sole                    11000
Huntington 8.5% PFD Series A   PFD              446150401     1472     1963 SH       Sole                     1963